Segments - Summarized Consolidated Financial Information by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 271,118	$ 238,035	$ 748,716	$ 673,384	$ 873,893		$ 818,012		$ 751,541
Adjusted EBITDA	109,297	93,747	290,259	256,215	326,807		297,823		258,389
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	270,320	226,802	736,541	643,736	834,440		784,633		723,907
Adjusted EBITDA	117,005	104,230	318,203	288,403	367,351		336,060		294,765
Operating Segments [Member] | Owned Hotels [Member]
Segment Reporting Information [Line Items]
Revenues	241,266	211,569	667,564	601,504	778,898		734,547		679,843
Adjusted EBITDA	87,951	88,997	249,226	246,171	311,809		285,974		250,701
Operating Segments [Member] | Franchise and Management [Member]
Segment Reporting Information [Line Items]
Revenues	29,054	15,233	68,977	42,232	55,542		50,086		44,064
Adjusted EBITDA	29,054	15,233	68,977	42,232	55,542		50,086		44,064
Other Fee-based Revenues from Franchise and Managed Properties [Member]
Segment Reporting Information [Line Items]
Revenues	6,158	5,411	16,511	14,594	19,065		17,157		15,182
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues	34,026	26,733	88,054	74,424	97,177	[1]	88,870	[1]	76,178	[1]
Adjusted EBITDA	(7,708)	(10,483)	(27,944)	(32,188)	(40,544)		(38,237)		(36,376)
Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Revenues	$ (39,386)	$ (20,911)	$ (92,390)	$ (59,370)	$ (76,789)	[2]	$ (72,648)	[2]	$ (63,726)	[2]

[1]	Other losses, net primarily consists of loss on interest rate caps, net income (loss) attributable to the BMF (which, over time, runs at a break-even level, but may reflect a profit or loss from year to year) and litigation reserve adjustments.
[2]	Includes management, royalty, intellectual property royalty fees, and other cost reimbursements totaling $76.8 million, $72.6 million, and $63.7 million for the years ended December 31, 2013, 2012, and 2011, respectively, which are charged as a cost to our owned hotels and eliminated in our combined financial statements.